Financial instruments and related disclosures - Summary of External Credit Exposure (Details) - Credit risk - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of external credit grades [line items]
Bank balances and deposits	£ 1,604	£ 2,590
US Treasury and Treasury repo only money market funds	431	300
Liquidity funds	1,362	980
Government securities	9	21
Third-party financial derivatives	121	110
Total	3,527	4,001
AAA/Aaa
Disclosure of external credit grades [line items]
Bank balances and deposits	0	0
US Treasury and Treasury repo only money market funds	431	300
Liquidity funds	1,362	980
Government securities	0	0
Third-party financial derivatives	0	0
Total	1,793	1,280
AA/Aa
Disclosure of external credit grades [line items]
Bank balances and deposits	48	36
US Treasury and Treasury repo only money market funds	0	0
Liquidity funds	0	0
Government securities	9	21
Third-party financial derivatives	0	0
Total	57	57
A/A
Disclosure of external credit grades [line items]
Bank balances and deposits	1,436	2,450
US Treasury and Treasury repo only money market funds	0	0
Liquidity funds	0	0
Government securities	0	0
Third-party financial derivatives	121	110
Total	1,557	2,560
BBB/Baa
Disclosure of external credit grades [line items]
Bank balances and deposits	69	80
US Treasury and Treasury repo only money market funds	0	0
Liquidity funds	0	0
Government securities	0	0
Third-party financial derivatives	0	0
Total	69	80
BB+/Ba1 and below/unrated
Disclosure of external credit grades [line items]
Bank balances and deposits	51	24
US Treasury and Treasury repo only money market funds	0	0
Liquidity funds	0	0
Government securities	0	0
Third-party financial derivatives	0	0
Total	£ 51	£ 24